Note 14 - Subsequent Events (Details Textual) - Subsequent Event [Member] - USD ($)	Aug. 09, 2019	Jul. 25, 2019	Jul. 17, 2019
Series E Preferred Stock [Member]
Stock Redeemed or Called During Period, Shares	1,739	3,043
MT Stenaweco Excellence Sale Leaseback [Member]
Sale Leaseback Transaction, Lease Term			10 years
Sale Leaseback Transaction, Buyback Period, Minimum Term			10 years
Sale Leaseback Transaction, Buy Back, Amount			$ 1
Proceeds from Sale of Property, Plant, and Equipment, Total			$ 25,600,000
MT Stenaweco Excellence Sale Leaseback [Member] | London Interbank Offered Rate (LIBOR) [Member]
Sale Leaseback Transaction, Interest Rate			3.90%